JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.*	4,062	211,386
ManTech International Corp., Class A	1,311	117,584
Moog, Inc., Class A	1,469	108,515
Park Aerospace Corp.	1,215	16,135

		453,620

Alternative Energy — 2.9%
Arcosa, Inc.	8,876	495,192
Green Plains, Inc.*(a)	29,806	572,573
Maxeon Solar Technologies Ltd.*(a)	4,252	172,631
Plug Power, Inc.*(a)	17,549	1,108,570
Renewable Energy Group, Inc.*	7,941	711,514
REX American Resources Corp.*	2,519	192,704
SunPower Corp.*(a)	20,801	1,123,462
TPI Composites, Inc.*(a)	11,458	686,449

		5,063,095

Automobiles & Parts — 0.8%
Cooper Tire & Rubber Co.	11,550	424,462
Dorman Products, Inc.*	4,773	433,532
Gentherm, Inc.*	8,189	501,658

		1,359,652

Banks — 3.2%
1st Source Corp.	704	27,702
Ameris Bancorp	2,342	91,596
Atlantic Union Bankshares Corp.	2,952	96,944
BancFirst Corp.	1,522	87,713
BancorpSouth Bank	2,833	78,332
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	6,440	195,840
Banner Corp.	1,775	78,508
Brookline Bancorp, Inc.	5,203	65,506
Cadence BanCorp	5,005	89,690
Capital City Bank Group, Inc.	527	11,768
Capitol Federal Financial, Inc.	5,068	62,945
Cathay General Bancorp	2,495	84,381
Columbia Banking System, Inc.	2,793	107,586
Community Bank System, Inc.	4,443	288,129
Community Trust Bancorp, Inc.	1,625	59,248
CVB Financial Corp.	2,660	51,684
First BanCorp (Puerto Rico)	6,879	62,599
First Busey Corp.	336	6,945
First Financial Bancorp	2,444	44,774
First Financial Bankshares, Inc.	3,860	146,217
First Financial Corp.	452	17,352
First Merchants Corp.	987	37,180
First Midwest Bancorp, Inc.(a)	2,877	47,557
Fulton Financial Corp.	5,857	78,484
Glacier Bancorp, Inc.	5,449	254,196
Hancock Whitney Corp.	2,222	75,859
Hilltop Holdings, Inc.	14,544	436,902
Home BancShares, Inc.	4,916	104,219
Hope Bancorp, Inc.	6,740	75,353
Houlihan Lokey, Inc.	4,432	287,415
Independent Bank Corp.	784	58,863
Investors Bancorp, Inc.	21,120	243,091
NBT Bancorp, Inc.	949	31,326
OceanFirst Financial Corp.	7,858	142,701
OFG Bancorp (Puerto Rico)	4,632	79,578
Old National Bancorp	15,377	258,180
Renasant Corp.(a)	1,106	39,152
Republic Bancorp, Inc., Class A	1,268	45,762
Sandy Spring Bancorp, Inc.	693	23,028
Simmons First National Corp., Class A	4,023	99,368
TrustCo Bank Corp.	6,971	43,360
Trustmark Corp.	7,381	202,756
UMB Financial Corp.	1,591	112,913
United Bankshares, Inc.	7,774	246,125
United Community Banks, Inc.	4,725	140,947
Valley National Bancorp	13,767	140,561
Washington Federal, Inc.	8,852	231,745
WesBanco, Inc.	4,268	123,772
Westamerica BanCorp	2,613	145,858

		5,561,710

Beverages — 0.2%
Coca-Cola Consolidated, Inc.	1,247	332,774

Chemicals — 4.1%
AdvanSix, Inc.*	1,454	30,999
American Vanguard Corp.	7,014	116,082
Avient Corp.	12,628	485,294
Balchem Corp.	3,633	388,840
Ferro Corp.*	5,717	78,837
GCP Applied Technologies, Inc.*	11,623	288,134
HB Fuller Co.	8,798	447,730
Innospec, Inc.	4,647	407,960
Koppers Holdings, Inc.*	9,988	332,401
Kraton Corp.*	15,314	430,017
Kronos Worldwide, Inc.	14,747	208,818
Materion Corp.(a)	6,030	411,186
Minerals Technologies, Inc.	7,348	452,857
Orion Engineered Carbons SA (Germany)	20,365	310,159
Quaker Chemical Corp.	1,568	411,020
Rayonier Advanced Materials, Inc.*	39,086	270,475
Sensient Technologies Corp.	6,433	453,720
Stepan Co.	3,896	439,001
Tredegar Corp.	7,887	115,071
Trinseo SA	11,152	566,856
Tronox Holdings plc, Class A	36,340	557,819

		7,203,276

Construction & Materials — 3.5%
Advanced Drainage Systems, Inc.	3,615	298,165
Aegion Corp.*	3,153	57,921
Alpha Pro Tech Ltd.*(a)	21,307	304,264
Apogee Enterprises, Inc.(a)	3,764	132,116
Boise Cascade Co.	7,340	349,604
Builders FirstSource, Inc.*	18,508	707,931
Comfort Systems USA, Inc.	4,543	251,819
EMCOR Group, Inc.	2,672	235,938
Gibraltar Industries, Inc.*	2,223	199,248
GMS, Inc.*	3,554	103,030
Great Lakes Dredge & Dock Corp.*	7,568	103,152
Griffon Corp.	5,291	118,836
Installed Building Products, Inc.*	1,826	191,602
JELD-WEN Holding, Inc.*	3,962	102,972

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
KBR, Inc.	6,584	191,265
Louisiana-Pacific Corp.	5,957	226,426
Masonite International Corp.*	1,762	175,319
MasTec, Inc.*	3,361	259,301
Mueller Water Products, Inc., Class A	11,093	133,005
Patrick Industries, Inc.	2,275	157,112
PGT Innovations, Inc.*	5,879	121,754
Quanex Building Products Corp.	3,789	83,320
Simpson Manufacturing Co., Inc.	3,303	303,876
Tetra Tech, Inc.	3,878	471,448
TopBuild Corp.*	2,651	530,067
US Concrete, Inc.*	1,490	65,992
Watts Water Technologies, Inc., Class A	2,464	295,853

		6,171,336

Electricity — 2.5%
Black Hills Corp.	5,065	299,443
Brookfield Renewable Corp.	8,755	489,842
Clearway Energy, Inc.	9,875	284,696
Clearway Energy, Inc., Class C	15,758	488,183
MGE Energy, Inc.	4,480	285,286
NorthWestern Corp.	8,024	437,067
Ormat Technologies, Inc.(a)	5,112	583,586
PNM Resources, Inc.	9,376	454,924
Portland General Electric Co.	7,400	312,946
Spark Energy, Inc., Class A(a)	13,980	153,361
Sunrun, Inc.*	7,227	500,614

		4,289,948

Electronic & Electrical Equipment — 1.4%
Atkore International Group, Inc.*	4,639	205,786
AZZ, Inc.	3,376	160,664
Badger Meter, Inc.	3,936	360,971
Belden, Inc.	508	23,998
Benchmark Electronics, Inc.	2,351	59,551
Brady Corp., Class A	2,935	134,746
CTS Corp.	1,081	32,970
Daktronics, Inc.	2,239	10,747
Encore Wire Corp.	2,628	151,767
EnerSys	2,172	178,604
ESCO Technologies, Inc.	1,699	161,541
Fabrinet (Thailand)*	3,212	253,555
Methode Electronics, Inc.	2,471	93,280
Novanta, Inc.*	2,046	255,586
Plexus Corp.*	2,908	223,683
TTM Technologies, Inc.*	4,988	66,889
Vishay Intertechnology, Inc.	6,150	132,533

		2,506,871

Financial Services — 2.0%
Artisan Partners Asset Management, Inc., Class A	10,252	496,197
Brightsphere Investment Group, Inc.	7,963	145,962
Cannae Holdings, Inc.*	11,450	434,985
Cohen & Steers, Inc.	4,463	292,326
Cowen, Inc., Class A	7,044	177,157
Encore Capital Group, Inc.*	2,425	72,023
Federated Hermes, Inc.	9,618	259,686
PennyMac Financial Services, Inc.	8,090	469,220
PRA Group, Inc.*	1,767	58,258
Radian Group, Inc.	17,202	330,278
Stewart Information Services Corp.	5,105	236,770
Waddell & Reed Financial, Inc., Class A	21,178	535,592

		3,508,454

Fixed Line Telecommunications — 0.8%
Cincinnati Bell, Inc.*	23,559	359,039
Consolidated Communications Holdings, Inc.*	44,997	274,707
GTT Communications, Inc.*(a)	12,507	58,158
IDT Corp., Class B*	16,406	230,176
Vonage Holdings Corp.*	35,879	447,770

		1,369,850

Food & Drug Retailers — 0.5%
Core-Mark Holding Co., Inc.	2,219	68,057
Ingles Markets, Inc., Class A	4,387	208,646
PetMed Express, Inc.(a)	8,664	330,965
SpartanNash Co.	9,120	168,902

		776,570

Food Producers — 2.1%
Andersons, Inc. (The)	1,868	42,964
B&G Foods, Inc.(a)	10,019	381,524
Darling Ingredients, Inc.*	5,631	349,178
Fresh Del Monte Produce, Inc.	13,495	330,223
Hostess Brands, Inc.*(a)	23,524	361,093
J&J Snack Foods Corp.	2,126	324,555
John B Sanfilippo & Son, Inc.	3,207	257,939
Lancaster Colony Corp.	2,281	398,217
Medifast, Inc.	2,260	530,354
Nature’s Sunshine Products, Inc.*	923	14,814
Tootsie Roll Industries, Inc.(a)	8,867	350,956
USANA Health Sciences, Inc.*	4,460	369,110

		3,710,927

Forestry & Paper — 1.3%
Clearwater Paper Corp.*	9,660	367,853
Domtar Corp.	11,550	346,153
Glatfelter Corp.	10,816	169,270
Neenah, Inc.	6,322	321,916
Schweitzer-Mauduit International, Inc.	10,679	396,618
UFP Industries, Inc.	8,584	463,021
Verso Corp., Class A	15,507	178,331

		2,243,162

Gas, Water & Multiutilities — 2.4%
American States Water Co.	4,371	337,703
Avista Corp.(a)	8,493	318,318
Brookfield Infrastructure Corp., Class A (Canada)	6,313	423,476
California Water Service Group	4,329	236,537
Chesapeake Utilities Corp.	2,909	295,060
Evoqua Water Technologies Corp.*	17,675	481,644
Middlesex Water Co.	1,930	153,628
New Jersey Resources Corp.	6,674	233,657
Northwest Natural Holding Co.	3,234	151,060
ONE Gas, Inc.	4,433	324,185
SJW Group	4,366	288,898
South Jersey Industries, Inc.(a)	13,099	302,587
Southwest Gas Holdings, Inc.	6,110	366,356
Spire, Inc.	5,102	312,191

		4,225,300

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
General Industrials — 0.4%
Barnes Group, Inc.	2,719	130,702
CSW Industrials, Inc.	1,095	127,589
Greif, Inc., Class A	2,754	124,371
Myers Industries, Inc.	3,212	64,401
Otter Tail Corp.	6,834	271,241
TriMas Corp.*	1,640	51,906

		770,210

General Retailers — 7.1%
1-800-Flowers.com, Inc., Class A*(a)	9,467	290,921
Abercrombie & Fitch Co., Class A	18,738	432,286
American Eagle Outfitters, Inc.(a)	10,306	233,843
American Public Education, Inc.*	4,105	118,142
America’s Car-Mart, Inc.*	1,706	202,639
Asbury Automotive Group, Inc.*	2,738	390,466
Bed Bath & Beyond, Inc.(a)	22,005	777,437
Big Lots, Inc.(a)	5,950	355,096
BJ’s Wholesale Club Holdings, Inc.*	9,890	416,072
Buckle, Inc. (The)(a)	15,947	627,036
Caleres, Inc.	4,314	65,184
Carriage Services, Inc.	2,605	86,278
Cato Corp. (The), Class A	3,343	38,010
Citi Trends, Inc.	3,910	230,690
Dillard’s, Inc., Class A(a)	4,454	391,106
Genesco, Inc.*	5,479	212,640
Group 1 Automotive, Inc.	3,882	534,241
Guess?, Inc.	6,599	153,229
Haverty Furniture Cos., Inc.(a)	9,661	315,818
Hibbett Sports, Inc.*	3,997	225,631
Laureate Education, Inc., Class A*	21,457	279,156
Lithia Motors, Inc., Class A	1,601	510,207
Lumber Liquidators Holdings, Inc.*	9,251	258,658
Matthews International Corp., Class A	1,200	36,636
Murphy USA, Inc.	3,009	374,831
ODP Corp. (The)	10,691	456,399
Perdoceo Education Corp.*	14,891	176,160
PriceSmart, Inc.	1,920	180,250
PROG Holdings, Inc.	6,556	309,312
Rent-A-Center, Inc.	13,615	589,529
RH*(a)	895	425,447
Sally Beauty Holdings, Inc.*	16,980	256,398
Shoe Carnival, Inc.(a)	9,328	438,323
SiteOne Landscape Supply, Inc.*	2,689	424,001
Sonic Automotive, Inc., Class A	3,792	155,207
Sportsman’s Warehouse Holdings, Inc.*	12,601	220,769
Stamps.com, Inc.*	871	198,858
Strategic Education, Inc.	1,772	156,592
Stride, Inc.*	8,147	209,785
Systemax, Inc.	1,640	63,025
Titan Machinery, Inc.*	1,805	38,446
WW International, Inc.*	2,396	63,638
Zumiez, Inc.*	12,415	534,838

		12,453,230

Health Care Equipment & Services — 7.9%
Accuray, Inc.*	11,446	56,543
AdaptHealth Corp.*	10,241	391,923
Addus HomeCare Corp.*	1,840	207,092
Anika Therapeutics, Inc.*(a)	2,627	97,225
AtriCure, Inc.*	5,262	306,406
Atrion Corp.(a)	95	61,890
Avanos Medical, Inc.*	3,355	151,981
Axogen, Inc.*	3,040	52,744
BioTelemetry, Inc.*	2,755	196,872
Brookdale Senior Living, Inc.*	16,514	81,579
CONMED Corp.	4,042	452,300
CorVel Corp.*	1,075	106,231
Ensign Group, Inc. (The)	6,168	482,831
Fulgent Genetics, Inc.*(a)	5,196	574,106
Healthcare Services Group, Inc.	4,532	146,927
HealthEquity, Inc.*	2,083	174,035
HMS Holdings Corp.*	9,786	360,321
Inogen, Inc.*	798	39,046
Integer Holdings Corp.*	4,042	298,300
Intersect ENT, Inc.*	3,097	69,590
Invacare Corp.	11,508	107,715
iRhythm Technologies, Inc.*	1,221	205,641
Lantheus Holdings, Inc.*	6,127	99,686
LENSAR, Inc.*	1,701	11,890
LHC Group, Inc.*	2,024	403,221
LivaNova plc*	1,994	125,423
Magellan Health, Inc.*	4,560	428,549
Meridian Bioscience, Inc.*	19,903	439,856
Merit Medical Systems, Inc.*	7,152	387,281
ModivCare, Inc.*	3,219	510,437
Natus Medical, Inc.*	8,382	204,269
Neogen Corp.*	4,951	400,387
NeoGenomics, Inc.*(a)	9,711	514,877
Nevro Corp.*	1,984	320,991
NuVasive, Inc.*	5,022	269,882
Omnicell, Inc.*	4,404	518,791
Option Care Health, Inc.*	4,535	83,807
OraSure Technologies, Inc.*(a)	26,121	397,823
Orthofix Medical, Inc.*	2,363	95,489
Owens & Minor, Inc.	17,899	520,503
Patterson Cos., Inc.	14,887	471,620
Pennant Group, Inc. (The)*	5,400	290,358
RadNet, Inc.*	6,047	108,302
Select Medical Holdings Corp.*	15,094	387,916
STAAR Surgical Co.*	6,064	622,045
Surgery Partners, Inc.*(a)	13,609	507,344
Surmodics, Inc.*	3,271	148,831
Tactile Systems Technology, Inc.*	274	14,947
Tenet Healthcare Corp.*	3,521	166,438
Tivity Health, Inc.*(a)	10,986	247,734
US Physical Therapy, Inc.(a)	1,235	148,620
Varex Imaging Corp.*	4,838	93,664
Zynex, Inc.*(a)	12,788	231,079

		13,793,358

Household Goods & Home Construction — 4.6%
ACCO Brands Corp.	23,767	192,275
American Woodmark Corp.*	3,657	316,367
Beazer Homes USA, Inc.*	7,894	131,198
Cavco Industries, Inc.*	499	94,141
Central Garden & Pet Co., Class A*	8,240	321,360
CompX International, Inc.	1,229	17,145
Ethan Allen Interiors, Inc.	15,864	375,184

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Hamilton Beach Brands Holding Co., Class A	2,949	56,591
Herman Miller, Inc.	9,591	328,492
HNI Corp.	9,804	316,277
Interface, Inc.	27,185	272,937
KB Home	11,366	473,280
Kimball International, Inc., Class B	6,150	74,354
Knoll, Inc.	8,055	120,503
La-Z-Boy, Inc.	12,447	481,948
LGI Homes, Inc.*	3,719	396,854
M/I Homes, Inc.*	9,834	485,505
MDC Holdings, Inc.	9,653	502,149
Meritage Homes Corp.*	4,412	354,107
National Presto Industries, Inc.	1,444	129,108
Sleep Number Corp.*	6,645	715,932
Steelcase, Inc., Class A	25,380	328,163
Taylor Morrison Home Corp.*	17,654	458,651
Tri Pointe Homes, Inc.*	24,640	497,728
WD-40 Co.(a)	1,814	552,200

		7,992,449

Industrial Engineering — 2.2%
Albany International Corp., Class A	3,456	240,261
Astec Industries, Inc.	6,332	376,564
Chart Industries, Inc.*	3,957	475,275
Columbus McKinnon Corp.	6,344	273,998
EnPro Industries, Inc.	2,348	169,502
Federal Signal Corp.	3,361	109,871
Franklin Electric Co., Inc.	4,110	285,316
GATX Corp.(a)	1,872	173,722
Hillenbrand, Inc.	8,526	350,419
John Bean Technologies Corp.	1,061	122,949
Kennametal, Inc.	2,764	104,700
Meritor, Inc.*	14,748	380,646
Mueller Industries, Inc.	6,920	236,318
Rexnord Corp.	5,127	194,108
Standex International Corp.	1,090	89,282
Tennant Co.	1,883	127,573
Wabash National Corp.	6,897	110,007

		3,820,511

Industrial Metals & Mining — 2.1%
Alcoa Corp.*	15,492	278,856
Arconic Corp.*	16,772	422,654
Carpenter Technology Corp.(a)	12,576	392,874
Century Aluminum Co.*	40,473	394,612
Cleveland-Cliffs, Inc.	12,693	194,711
Commercial Metals Co.	23,130	455,430
Haynes International, Inc.	5,660	131,255
Kaiser Aluminum Corp.	4,199	364,053
Olympic Steel, Inc.	3,725	50,846
RBC Bearings, Inc.*	2,049	342,859
Schnitzer Steel Industries, Inc., Class A	8,247	243,452
Worthington Industries, Inc.	8,914	466,559

		3,738,161

Industrial Transportation — 1.7%
ArcBest Corp.	3,344	154,994
Atlas Air Worldwide Holdings, Inc.*	5,762	298,587
DHT Holdings, Inc.	76,333	409,908
Echo Global Logistics, Inc.*	3,730	98,211
Forward Air Corp.	2,563	183,741
Frontline Ltd. (Norway)(a)	27,510	162,309
Heartland Express, Inc.	2,357	44,241
Hub Group, Inc., Class A*	2,979	156,785
Matson, Inc.	2,470	147,706
Nordic American Tankers Ltd.(a)	4,027	11,920
Saia, Inc.*	2,043	361,100
Scorpio Tankers, Inc. (Monaco)	984	12,241
SEACOR Holdings, Inc.*	5,035	210,161
SFL Corp. Ltd. (Norway)	11,018	69,634
Triton International Ltd. (Bermuda)	10,173	471,417
Werner Enterprises, Inc.	5,863	230,064

		3,023,019

Leisure Goods — 3.0%
Callaway Golf Co.	15,012	418,685
Camping World Holdings, Inc., Class A(a)	15,025	513,254
Fox Factory Holding Corp.*	4,632	554,172
Funko, Inc., Class A*	4,165	49,772
LCI Industries	3,650	472,237
Nautilus, Inc.*(a)	21,825	534,931
Smith & Wesson Brands, Inc.(a)	25,644	424,665
Sonos, Inc.*	20,731	542,116
Sturm Ruger & Co., Inc.(a)	7,518	476,340
Universal Electronics, Inc.*	5,610	304,286
Winnebago Industries, Inc.	7,228	499,166
YETI Holdings, Inc.*	7,314	481,407

		5,271,031

Life Insurance — 0.4%
American Equity Investment Life Holding Co.	6,440	187,984
CNO Financial Group, Inc.	21,640	458,984
FBL Financial Group, Inc., Class A	880	49,315
National Western Life Group, Inc., Class A	235	42,300

		738,583

Media — 0.6%
Gray Television, Inc.*	17,071	291,061
MSG Networks, Inc., Class A*(a)	4,671	80,668
QuinStreet, Inc.*	5,755	121,833
Scholastic Corp.	1,955	50,380
TEGNA, Inc.	20,888	334,835
Yelp, Inc.*	4,567	148,839

		1,027,616

Mining — 1.8%
Coeur Mining, Inc.*	52,959	479,279
Compass Minerals International, Inc.	7,373	429,551
CONSOL Energy, Inc.*(a)	21,579	175,221
Fortitude Gold Corp.*(a)	4,866	5,109
Gold Resource Corp.	17,036	48,041
Hecla Mining Co.	96,338	548,163
NACCO Industries, Inc., Class A	1,568	37,585
Novagold Resources, Inc. (Canada)*	38,373	349,962
Peabody Energy Corp.*	33,991	130,186
SunCoke Energy, Inc.	54,220	267,305
US Silica Holdings, Inc.(a)	58,885	479,324
Warrior Met Coal, Inc.	11,488	264,454

		3,214,180

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Mobile Telecommunications — 0.6%
Anterix, Inc.*	1,246	45,205
Iridium Communications, Inc.*(a)	14,517	715,253
Shenandoah Telecommunications Co.(a)	9,220	358,381

		1,118,839

Nonlife Insurance — 1.2%
Employers Holdings, Inc.	4,643	141,611
Enstar Group Ltd.*	519	103,909
Essent Group Ltd.	6,124	256,167
Horace Mann Educators Corp.	2,595	101,646
James River Group Holdings Ltd.	2,334	103,816
Kinsale Capital Group, Inc.	1,463	274,400
Mr Cooper Group, Inc.*	17,294	470,916
Protective Insurance Corp., Class B	201	2,828
RLI Corp.	3,379	327,020
Safety Insurance Group, Inc.	1,786	131,164
Selective Insurance Group, Inc.	2,474	160,761

		2,074,238

Oil & Gas Producers — 3.7%
Antero Resources Corp.*	37,785	262,228
Berry Corp.	28,847	111,061
Bonanza Creek Energy, Inc.*	10,102	208,707
Brigham Minerals, Inc., Class A	7,565	101,295
CNX Resources Corp.*(a)	48,936	620,019
Comstock Resources, Inc.*	17,654	80,326
CVR Energy, Inc.	6,018	102,908
Kosmos Energy Ltd. (Ghana)	24,848	55,163
Magnolia Oil & Gas Corp., Class A*(a)	28,956	245,257
Matador Resources Co.*(a)	31,583	482,588
Ovintiv, Inc.	33,854	533,539
Par Pacific Holdings, Inc.*	4,836	64,222
PDC Energy, Inc.*	19,264	418,221
Penn Virginia Corp.*	36,636	367,825
ProPetro Holding Corp.*	61,619	492,336
Range Resources Corp.*	57,272	527,475
SM Energy Co.	72,614	609,232
Southwestern Energy Co.*(a)	128,104	482,952
Talos Energy, Inc.*	11,685	98,855
W&T Offshore, Inc.*(a)	25,201	60,986
Whiting Petroleum Corp.*	4,146	84,330
World Fuel Services Corp.	16,050	490,970

		6,500,495

Oil Equipment, Services & Distribution — 2.9%
Archrock, Inc.(a)	58,945	522,842
Cactus, Inc., Class A	19,848	520,018
DMC Global, Inc.(a)	6,869	392,701
Dril-Quip, Inc.*(a)	7,775	234,183
Golar LNG Ltd. (Cameroon)*	928	10,050
Helix Energy Solutions Group, Inc.*	73,319	302,074
Liberty Oilfield Services, Inc., Class A	36,232	435,509
Matrix Service Co.*	10,376	122,333
MRC Global, Inc.*	33,600	232,176
Nabors Industries Ltd.	8,790	627,782
Newpark Resources, Inc.*	22,766	54,411
NexTier Oilfield Solutions, Inc.*	48,963	162,557
NOW, Inc.*	33,211	275,319
Oceaneering International, Inc.*	17,713	149,675
Oil States International, Inc.*	15,831	88,654
Patterson-UTI Energy, Inc.	71,347	438,784
RPC, Inc.*(a)	31,631	141,074
Solaris Oilfield Infrastructure, Inc., Class A	29,330	266,903
Tidewater, Inc.*	1,691	16,047

		4,993,092

Personal Goods — 1.6%
Crocs, Inc.*	7,841	549,027
Deckers Outdoor Corp.*	1,817	530,528
elf Beauty, Inc.*	9,768	212,552
Helen of Troy Ltd.*	2,044	499,247
Movado Group, Inc.	1,838	37,973
Oxford Industries, Inc.(a)	4,919	320,915
Signet Jewelers Ltd.*(a)	5,139	208,746
Steven Madden Ltd.	12,046	404,745
Vera Bradley, Inc.*	9,857	83,292

		2,847,025

Pharmaceuticals & Biotechnology — 5.1%
Allogene Therapeutics, Inc.*(a)	4,622	160,383
ANI Pharmaceuticals, Inc.*(a)	3,639	103,857
Arcus Biosciences, Inc.*	4,535	157,501
Arena Pharmaceuticals, Inc.*	5,832	432,968
Arrowhead Pharmaceuticals, Inc.*	7,396	570,749
Castle Biosciences, Inc.*	3,715	248,273
Catalyst Pharmaceuticals, Inc.*	27,044	98,440
Codexis, Inc.*	9,713	226,216
Collegium Pharmaceutical, Inc.*(a)	10,290	248,401
Corcept Therapeutics, Inc.*	10,124	286,104
Dicerna Pharmaceuticals, Inc.*	9,231	207,421
Eagle Pharmaceuticals, Inc.*	1,814	84,659
Emergent BioSolutions, Inc.*	3,178	339,569
Enanta Pharmaceuticals, Inc.*(a)	1,817	87,325
FibroGen, Inc.*(a)	2,757	132,832
Halozyme Therapeutics, Inc.*	5,874	279,544
Heska Corp.*(a)	979	163,845
ImmunoGen, Inc.*	4,546	32,413
Immunovant, Inc.*	3,725	145,387
Innoviva, Inc.*	17,924	215,267
Ironwood Pharmaceuticals, Inc.*(a)	8,172	83,518
Kodiak Sciences, Inc.*(a)	3,377	426,549
Lannett Co., Inc.*(a)	9,765	75,679
Ligand Pharmaceuticals, Inc.*(a)	981	181,828
Luminex Corp.	11,130	312,642
Medpace Holdings, Inc.*	3,408	452,548
Myriad Genetics, Inc.*	4,816	132,681
Novavax, Inc.*(a)	2,968	655,750
Pacific Biosciences of California, Inc.*	19,481	630,210
Pacira BioSciences, Inc.*	6,723	444,256
PDL BioPharma, Inc.*‡	22,361	55,232
PetIQ, Inc.*(a)	3,378	117,082
Prestige Consumer Healthcare, Inc.*	7,267	290,680
PTC Therapeutics, Inc.*	3,361	194,333
Relmada Therapeutics, Inc.*(a)	1,411	46,111
Sangamo Therapeutics, Inc.*	3,718	50,788
Supernus Pharmaceuticals, Inc.*	2,567	75,444
Travere Therapeutics, Inc.*	5,695	143,799
Vanda Pharmaceuticals, Inc.*	7,139	102,373
Xencor, Inc.*	2,764	126,453

		8,819,110

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Real Estate Investment & Services — 0.1%
Kennedy-Wilson Holdings, Inc.(a)	2,443	41,995
Rafael Holdings, Inc., Class B*	4,213	98,921

		140,916

Real Estate Investment Trusts — 5.3%
Agree Realty Corp.	4,324	273,277
Anworth Mortgage Asset Corp.	15,840	38,650
Apollo Commercial Real Estate Finance, Inc.(a)	15,507	173,368
Blackstone Mortgage Trust, Inc., Class A(a)	8,242	219,732
Capstead Mortgage Corp.	19,049	101,722
CareTrust REIT, Inc.	11,814	265,342
Centerspace	3,029	211,848
Community Healthcare Trust, Inc.	1,873	83,761
CoreCivic, Inc., REIT	6,248	44,423
DiamondRock Hospitality Co.*	4,978	40,820
EastGroup Properties, Inc.	2,692	363,797
Ellington Financial, Inc.	14,197	212,387
Essential Properties Realty Trust, Inc.	6,754	140,618
Four Corners Property Trust, Inc.	8,628	227,434
GEO Group, Inc. (The)	4,375	39,113
Global Net Lease, Inc.	13,713	220,916
Granite Point Mortgage Trust, Inc.(a)	7,185	66,964
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,909	349,517
Healthcare Realty Trust, Inc.	8,782	263,548
Innovative Industrial Properties, Inc.(a)	3,002	561,734
iStar, Inc.(a)	21,935	332,973
Kite Realty Group Trust	6,648	105,969
KKR Real Estate Finance Trust, Inc.	11,740	200,989
Ladder Capital Corp.	15,931	156,602
Lexington Realty Trust(a)	36,505	374,176
LTC Properties, Inc.	6,210	239,954
MFA Financial, Inc.	124,594	453,522
National Health Investors, Inc.	3,652	236,796
National Storage Affiliates Trust	4,017	146,781
New York Mortgage Trust, Inc.(a)	71,561	266,923
Office Properties Income Trust	2,096	48,501
PennyMac Mortgage Investment Trust	19,108	329,613
Physicians Realty Trust	15,052	265,367
Piedmont Office Realty Trust, Inc., Class A	13,668	210,214
PotlatchDeltic Corp.	2,541	121,358
QTS Realty Trust, Inc., Class A(a)	3,326	216,523
Redwood Trust, Inc.(a)	21,793	186,984
Retail Opportunity Investments Corp.	6,892	97,108
RLJ Lodging Trust	5,132	66,254
RPT Realty	9,896	91,538
Sabra Health Care REIT, Inc.	14,776	248,089
STAG Industrial, Inc.	10,095	300,831
Summit Hotel Properties, Inc.	5,489	44,461
Terreno Realty Corp.	6,562	371,278
TPG RE Finance Trust, Inc.(a)	5,114	49,964
Washington	4,935	108,274

		9,170,013

Software & Computer Services — 6.9%
Agilysys, Inc.*	4,523	166,401
Alarm.com Holdings, Inc.*	706	65,602
Appfolio, Inc., Class A*	2,534	387,221
Avaya Holdings Corp.*	10,580	235,299
Blackline, Inc.*	3,578	463,780
Bottomline Technologies DE, Inc.*(a)	2,140	102,249
Calix, Inc.*	7,813	235,953
Cerence, Inc.*(a)	5,086	569,174
ChannelAdvisor Corp.*	15,425	316,212
Cogent Communications Holdings, Inc.	4,825	274,784
Computer Programs & Systems, Inc.	3,759	115,702
CSG Systems International, Inc.	6,399	275,733
Ebix, Inc.	3,875	201,771
Envestnet, Inc.*	4,546	348,815
Forrester Research, Inc.*	2,625	104,107
Gogo, Inc.*(a)	4,789	64,173
Inovalon Holdings, Inc., Class A*(a)	11,061	269,888
Intelligent Systems Corp.*	2,662	107,784
j2 Global, Inc.*(a)	3,483	357,495
MicroStrategy, Inc., Class A*(a)	1,344	829,665
Mitek Systems, Inc.*	6,093	98,402
Model N, Inc.*(a)	5,976	203,064
NetScout Systems, Inc.*	9,103	266,126
NextGen Healthcare, Inc.*	6,519	128,946
NIC, Inc.	12,769	343,741
OneSpan, Inc.*	13,286	309,830
Perficient, Inc.*	9,163	500,391
Perspecta, Inc.	11,288	326,788
Progress Software Corp.	8,456	339,762
Qualys, Inc.*	3,408	471,906
SailPoint Technologies Holding, Inc.*	9,915	548,399
Sapiens International Corp. NV (Israel)	2,511	82,009
Shutterstock, Inc.	6,677	433,938
Simulations Plus, Inc.(a)	3,950	312,603
SPS Commerce, Inc.*	4,476	442,632
Unisys Corp.*	3,977	95,011
Varonis Systems, Inc.*	2,632	465,259
Verint Systems, Inc.*	5,124	378,305
VirnetX Holding Corp.(a)	16,335	98,827
Virtusa Corp.*	3,108	158,663
Workiva, Inc.*	5,460	532,186

		12,028,596

Support Services — 2.4%
ABM Industries, Inc.	4,332	159,158
ACI Worldwide, Inc.*	9,364	359,484
AMN Healthcare Services, Inc.*	1,797	129,600
Applied Industrial Technologies, Inc.	5,882	414,034
ASGN, Inc.*	2,733	226,593
Cimpress plc (Ireland)*(a)	1,101	100,620
Covanta Holding Corp.	419	5,929
CRA International, Inc.	2,292	121,957
Deluxe Corp.	2,317	78,523
DXP Enterprises, Inc.*	889	20,616
EVERTEC, Inc. (Puerto Rico)	4,745	164,651
ExlService Holdings, Inc.*	1,992	152,747
Exponent, Inc.	2,167	178,951

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Heidrick & Struggles International, Inc.	1,073	31,289
Huron Consulting Group, Inc.*	1,382	73,191
Insperity, Inc.	1,433	112,476
Kaman Corp.	1,414	71,209
Kelly Services, Inc., Class A	2,104	41,070
Korn Ferry	1,942	88,555
Lawson Products, Inc.*	1,155	57,276
LB Foster Co., Class A*	737	11,166
MAXIMUS, Inc.	5,262	394,966
McGrath RentCorp	2,480	173,079
Resources Connection, Inc.	2,521	29,092
Sykes Enterprises, Inc.*	1,785	68,883
TriNet Group, Inc.*	2,833	209,954
TrueBlue, Inc.*	1,087	20,207
TTEC Holdings, Inc.	3,957	299,070
UniFirst Corp.	1,934	411,555

		4,205,901

Technology Hardware & Equipment — 7.0%
Acacia Communications, Inc.*	5,477	626,569
ADTRAN, Inc.	11,464	197,181
Advanced Energy Industries, Inc.*	3,962	406,422
Amkor Technology, Inc.	24,614	382,009
Axcelis Technologies, Inc.*	11,809	404,340
Brooks Automation, Inc.	6,330	479,561
CEVA, Inc.*	4,979	292,715
CMC Materials, Inc.	2,558	376,819
Cohu, Inc.	7,710	313,643
Comtech Telecommunications Corp.	9,526	203,285
Diodes, Inc.*	6,788	480,455
DSP Group, Inc.*	6,094	98,296
FormFactor, Inc.*	11,300	461,831
Harmonic, Inc.*	4,749	36,852
Ichor Holdings Ltd.*	11,567	417,569
Insight Enterprises, Inc.*	6,135	466,874
InterDigital, Inc.(a)	6,424	412,485
Lattice Semiconductor Corp.*	11,043	442,935
MaxLinear, Inc.*	8,587	269,546
NeoPhotonics Corp.*	40,731	453,743
NETGEAR, Inc.*	3,914	162,001
Onto Innovation, Inc.*	6,308	340,947
PC Connection, Inc.	3,858	189,389
Photronics, Inc.*	15,131	167,954
Pitney Bowes, Inc.	19,678	183,793
Power Integrations, Inc.	5,266	424,176
Rambus, Inc.*	19,977	379,463
Ribbon Communications, Inc.*	1,005	7,347
ScanSource, Inc.*	5,376	130,045
Semtech Corp.*	4,696	333,181
Silicon Laboratories, Inc.*	2,763	362,423
SiTime Corp.*	1,523	185,882
SMART Global Holdings, Inc.*	4,881	181,329
Super Micro Computer, Inc.*	4,376	135,656
Synaptics, Inc.*	4,892	485,384
Ultra Clean Holdings, Inc.*	12,705	490,413
Veeco Instruments, Inc.*	2,209	40,778
Viavi Solutions, Inc.*	26,328	406,768
Xperi Holding Corp.	18,544	357,157

		12,187,216

Tobacco — 0.4%
Universal Corp.	7,556	346,594
Vector Group Ltd.	31,607	371,066

		717,660

Travel & Leisure — 2.8%
Allegiant Travel Co.	822	149,185
Biglari Holdings, Inc., Class B*	123	14,113
BJ’s Restaurants, Inc.*	2,886	134,892
Bloomin’ Brands, Inc.	13,372	281,748
Boyd Gaming Corp.*	6,840	308,894
Brinker International, Inc.	5,025	295,872
Churchill Downs, Inc.	2,371	444,444
Chuy’s Holdings, Inc.*(a)	2,610	91,559
Cracker Barrel Old Country Store, Inc.	1,826	247,076
Dave & Buster’s Entertainment, Inc.*	2,311	78,620
Dine Brands Global, Inc.	2,749	189,021
El Pollo Loco Holdings, Inc.*(a)	7,386	150,305
Jack in the Box, Inc.	3,406	320,641
Marriott Vacations Worldwide Corp.	2,429	298,184
Noodles & Co.*	2,762	23,394
Penn National Gaming, Inc.*	6,624	687,041
Ruth’s Hospitality Group, Inc.(a)	6,667	121,273
SkyWest, Inc.	4,145	161,614
Texas Roadhouse, Inc.	5,111	389,509
Wingstop, Inc.	2,870	430,644

		4,818,029

TOTAL COMMON STOCKS (Cost $149,409,649)		174,240,023

	No. of Rights
RIGHTS — 0.0%(b)
Pharmaceuticals & Biotechnology — 0.0%(b)
Achillion Pharmaceuticals, Inc., CVR*‡ (Cost $— )	12,757	6,379

	Shares
SHORT-TERM INVESTMENTS — 13.3%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(c)(d) (Cost $156,425)	156,425	156,425

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 13.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(c)(d)	20,345,463	20,347,497
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	2,705,080	2,705,080

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $23,053,596)		23,052,577

TOTAL SHORT-TERM INVESTMENTS (Cost $23,210,021)		23,209,002

Total Investments — 113.1% (Cost $172,619,670)		197,455,404
Liabilities in Excess of Other Assets — (13.1%)		(22,903,734)

Net Assets — 100.0%		174,551,670

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $22,493,779.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	2	03/2021	USD	207,060	15,066

Abbreviations

USD	United States Dollar

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$453,620	$—	$—	$453,620
Alternative Energy	5,063,095	—	—	5,063,095
Automobiles & Parts	1,359,652	—	—	1,359,652
Banks	5,561,710	—	—	5,561,710
Beverages	332,774	—	—	332,774
Chemicals	7,203,276	—	—	7,203,276
Construction & Materials	6,171,336	—	—	6,171,336
Electricity	4,289,948	—	—	4,289,948
Electronic & Electrical Equipment	2,506,871	—	—	2,506,871
Financial Services	3,508,454	—	—	3,508,454
Fixed Line Telecommunications	1,369,850	—	—	1,369,850
Food & Drug Retailers	776,570	—	—	776,570
Food Producers	3,710,927	—	—	3,710,927
Forestry & Paper	2,243,162	—	—	2,243,162
Gas, Water & Multiutilities	4,225,300	—	—	4,225,300
General Industrials	770,210	—	—	770,210
General Retailers	12,453,230	—	—	12,453,230
Health Care Equipment & Services	13,793,358	—	—	13,793,358
Household Goods & Home Construction	7,992,449	—	—	7,992,449
Industrial Engineering	3,820,511	—	—	3,820,511
Industrial Metals & Mining	3,738,161	—	—	3,738,161
Industrial Transportation	3,023,019	—	—	3,023,019
Leisure Goods	5,271,031	—	—	5,271,031
Life Insurance	738,583	—	—	738,583
Media	1,027,616	—	—	1,027,616
Mining	3,209,071	5,109	—	3,214,180
Mobile Telecommunications	1,118,839	—	—	1,118,839
Nonlife Insurance	2,074,238	—	—	2,074,238
Oil & Gas Producers	6,500,495	—	—	6,500,495
Oil Equipment, Services & Distribution	4,993,092	—	—	4,993,092
Personal Goods	2,847,025	—	—	2,847,025
Pharmaceuticals & Biotechnology	8,763,878	—	55,232	8,819,110
Real Estate Investment & Services	140,916	—	—	140,916
Real Estate Investment Trusts	9,170,013	—	—	9,170,013
Software & Computer Services	12,028,596	—	—	12,028,596
Support Services	4,205,901	—	—	4,205,901
Technology Hardware & Equipment	12,187,216	—	—	12,187,216
Tobacco	717,660	—	—	717,660
Travel & Leisure	4,818,029	—	—	4,818,029

Total Common Stocks	174,179,682	5,109	55,232	174,240,023

Rights	–	—	6,379	6,379
Short-Term Investments
Investment Companies	156,425	—	—	156,425
Investment of Cash Collateral from Securities Loaned	23,052,577	—	—	23,052,577

Total Short-Term Investments	23,209,002	—	—	23,209,002

Total Investments in Securities	$197,388,684	$5,109	$61,611	$197,455,404

Appreciation in Other Financial Instruments
Futures Contracts	$15,066	$—	$—	$15,066

There were no significant transfers into or out of level 3 for the period ended January 31, 2021.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	$15,997,497	$13,250,000	$8,900,000	$(1,780)	$1,780	$20,347,497	20,345,463	$6,525	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	2,483,386	20,979,128	20,757,434	—	—	2,705,080	2,705,080	215	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(b)	224,874	2,716,317	2,784,766	—	—	156,425	156,425	31	—

Total	$18,705,757	$36,945,445	$32,442,200	$(1,780)	$1,780	$23,209,002		$6,771	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.